INTEREST IN MASTER TRUST - Schedule of Master Trust's Net Assets (Details) - EBP 610255 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at contract value:
Cash	$ 5,397,225	$ 1,088,262
Total assets	3,489,949,630	3,449,718,133
Liabilities:
Total liabilities	52,130	50,215
Net assets available for benefits	3,489,897,500	3,449,667,918
EBP, Nonconsolidated, Master Trust
Investments, at fair value:
Total investments at fair value	2,771,456,653	2,702,921,415
Investments, at contract value:
Total investments at contract value	515,500,367	550,884,787
Cash	278,665	92,207
Receivables for securities sold	1,821,449	6,266,317
Accrued income	2,032,240	2,189,110
Total assets	3,291,089,374	3,262,353,836
Liabilities:
Payables for securities purchased	0	1,838,367
Accrued expenses	2,577,458	3,351,103
Other liabilities	0	1,670
Total liabilities	2,577,458	5,191,140
Net assets available for benefits	3,288,511,916	3,257,162,696
EBP, Nonconsolidated, Master Trust | Common stock
Investments, at fair value:
Total investments at fair value	177,004,219	627,105,706
EBP, Nonconsolidated, Master Trust | Preferred stocks
Investments, at fair value:
Total investments at fair value	911,625	701,559
EBP, Nonconsolidated, Master Trust | Government bonds
Investments, at fair value:
Total investments at fair value	25,137	18,117
EBP, Nonconsolidated, Master Trust | Exchange traded funds
Investments, at fair value:
Total investments at fair value	0	1,592,379
EBP, Nonconsolidated, Master Trust | Common collective trusts
Investments, at fair value:
Total investments at fair value	2,593,515,672	2,073,503,654
EBP, Nonconsolidated, Master Trust | Synthetic GICs
Investments, at contract value:
Total investments at contract value	$ 515,500,367	$ 550,884,787